SCHEDULE OF ACCRUALS AND OTHER PAYABLES (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Payables and Accruals [Abstract]
Accrued professional fee	$ 86,269	$ 670,113	$ 892,000
Other accrued expenses	2,977	23,121	187,000
Total	$ 89,246	$ 693,234	$ 1,079,000